Assets held for sale (Details) - Assets held for sale - Boeing 737 Aircraft € in Millions	12 Months Ended
	Mar. 31, 2021 EUR (€) aircraft	Mar. 31, 2020 aircraft	Aug. 31, 2019 aircraft
Assets held for sale
Aircraft to be sold			10
Aircraft sold	7	3
Gain on sale of aircraft | €	€ 13